Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information for cash-generating units [abstract]
Summary of changes in operating assets and liabilities

	December 31,
	2024	2023	2022
	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(1,683)	1,856	(607)
Inventories	1,107	(1,157)	(1,090)
Prepaid expenses and other current assets	(497)	(128)	21
Investment tax credit receivable	(743)	(95)	(65)
Payables and accrued liabilities	(823)	(418)	805
Deferred revenues	217	-	-
Provisions	276	-	-
Employee future benefits	(368)	-	-
	(2,514)	58	(936)